Subordinated loans (Tables)	6 Months Ended
Jun. 30, 2024
Subordinated liabilities [abstract]
Schedule of subordinated loans by group companies

Changes in subordinated loans
in EUR million	30 June 2024	31 December 2023
Opening balance as at 1 January	15,401	15,786
Additions	2,385	2,225
Redemptions / Disposals	-1,970	-2,894
Amortisation	11	34
Other	-40	12
Changes in unrealised revaluations	-72	473
Foreign exchange movement	217	-235
Closing balance	15,933	15,401